Acquisition of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition of a Subsidiary [Abstract]
Schedule of fair values of identifiable assets and liabilities
	Book value	Fair value recognized on acquisition
	USD ’000	USD ’000
Assets
Insurance receivables and other assets	184	143
Bank Balances	6,054	6,054
	6,238	6,197
Liabilities
Insurance payables and other liabilities	(38)	(38)
	(38)	(38)
Total identifiable net assets at fair value	6,200	6,159

Goodwill arising on acquisition		41

Purchase consideration transferred	-	6,200

Schedule of goodwill
2021
USD ’000
Balance at the beginning of the year	-
Goodwill arising from acquisition of a subsidiary	41
Impairment loss (see note 22)	(41)
Balance at the end of the year	-

2021
USD ’000
Balance at the beginning of the year	-
Goodwill arising from acquisition of a subsidiary	41
Impairment loss (see note 22)	(41)
Balance at the end of the year	-